CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 77,606	$ 52,525
Investments		8,635	8,147
Trade receivables	[1]	110,898	80,078
Other receivables		15,341	14,357
Other current financial assets	[2]	550	873
Total current assets		213,030	155,980
Non-current assets
Investments		527	0
Other receivables		34,197	31,736
Deferred tax assets		16,916	13,186
Investment in associates		4,000	1,550
Other financial assets	[3]	345	555
Property and equipment		51,460	43,879
Intangible assets		11,778	11,365
Goodwill		104,846	98,926
Total non-current assets		224,069	201,197
TOTAL ASSETS		437,099	357,177
Current liabilities
Trade payables		17,578	11,640
Payroll and social security taxes payable		58,535	40,472
Borrowings		0	6,011
Other financial liabilities	[4]	9,347	10,664
Tax liabilities		7,399	5,253
Other liabilities		44	20
Total current liabilities		92,903	74,060
Non-current liabilities
Other financial liabilities		3,418	18,574
Provisions for contingencies		2,862	1,179
Total non-current liabilities		6,280	19,753
TOTAL LIABILITIES		99,183	93,813
Capital and reserves
Issued capital		43,158	42,271
Additional paid-in capital		109,559	86,728
Other reserves		(2,136)	(1,253)
Retained earnings		187,335	135,658
Total equity attributable to owners of the Company		337,916	263,404
Non-controlling interests		0	(40)
Total equity		337,916	263,364
TOTAL EQUITY AND LIABILITIES		$ 437,099	$ 357,177

[1]	Includes balances due from related parties of 993 and 463 as of December 31, 2018 and 2017, respectively. See note 22.1.
[2]	Includes convertible notes of 106 (note 22.2) as of December 31, 2018, the fair value of foreign exchange forward contracts of 44 and 73 as of December 31, 2018 and 2017, respectively (note 28.9.4) and a financial asset related to the acquisition of Clarice of 400 and 800 as of December 31, 2018 and 2017, respectively (note 24.2).
[3]	Includes 345 of guarantee payments related to the future lease of a property under construction as of December 31, 2018. Includes convertible notes of 100 (note 22.2) and the fair value of the call option on minority interest of 455 as of December 31, 2017 (note 24.3).
[4]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).